Redeemable Subordinated Debentures (Details) $ in Thousands	12 Months Ended
Dec. 31, 2016 USD ($) financial_institution
Subordinated Borrowing [Line Items]
Amount of trust preferred securities	$ 18,000
Amount invested in Trust II	557
Amount of floating rate junior subordinated debentures	$ 18,557
Interest rate at period end	2.61344%
Number of financial institution holding companies | financial_institution	50
London Interbank Offered Rate (LIBOR) [Member]
Subordinated Borrowing [Line Items]
Basis point spread on floating interest rate	1.65%